Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	[1]
Disclosure of detailed information about business combination [Line Items]
Deferred revenue	$ (877)	$ (874)
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	1
Current assets	6
Total assets	39
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Provisions and other non-current liabilities	(20)
Deferred tax	(3)
Total liabilities	(28)
Net assets acquired	11
Goodwill	142
Total	153
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	24
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 9

[1]	Amounts have been reclassified to reflect the current presentation.